Investments in Associates and Joint Ventures - Reconciles of Summary of Financial Information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)
Group's interest in UHI:
Reversal of impairment	$ 1,294,125		$ 1,107,996		$ 1,172,555
TelevisaUnivision (formerly known as UH II)
Investments in Associates and Joint Ventures
Net (loss) income	(838,874)	$ (40,333)	(4,940,904)	$ (280,533)	(12,555,817)	$ (637,955)
Other comprehensive income	(7,061,645)	$ (379,662)	4,278,446	$ 233,880	4,245,660	209,354
Purchase price allocation and other adjustments:
Net income (loss) adjustments	(151,397)		128,148		3,790,887
TelevisaUnivision (formerly known as UH II) | Other Financial Assets
Group's interest in UHI:
Reversal of impairment					593,838
TelevisaUnivision
Group's interest in UHI:
Net loss	(990,271)		(4,812,756)		(8,764,930)
Other comprehensive income	$ (7,061,645)		$ 4,278,446		4,245,660
TelevisaUnivision | Other Financial Assets
Group's interest in UHI:
Reversal of impairment					$ 593,838	$ 29,500